CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 22, 2018	Jan. 17, 2018	Oct. 17, 2017
Principal Amount of Convertible Note	$ 297,328		$ 112,500		$ 165,000	$ 165,000	$ 445,000
Amount of Note Borrowed		$ 75,000	$ 225,000	26,963
Note Due Date			Jul. 17, 2018
Interest Rate			10.00%
Balance on note payable			$ 200,000
Debt Discount			$ 25,000			$ 9,000
Debt Discount Amortized				225,000
Conversion price per share						$ 0.50	$ 0.25
Note holder warrants received common stock purchase value			225,000
Financing Fees	180,875		$ 112,500
Valuation 1
Amount of Note Borrowed	$ 225,000
Note Due Date	Jul. 17, 2018
Interest Rate	10.00%
Debt Discount Amortized	$ 75,000
Exercise Price	$ 0.25		$ 0.25
Stock price on date of grant	$ 0.12		$ .126
Expected Dividend Yield	$ 0		$ 0
Expected Volatilty	25150.00%		25150.00%
Risk Free Interest Rate for Notes	125.00%		125.00%
Risk Free Interest Rate for Warrants	$ 1.97		$ 1.97
Term for notes payable	9 months		6 months
Term for Warrants	5 years		5 years
Derivative Liability recorded as debt discount	$ 168,573		$ 171,877
Change in Derivative Liability			(115,168)
Balance of Derivative Liability			$ 56,719
Valuation 2
Note Due Date	Jan. 17, 2019
Interest Rate	8.00%
Debt Discount Amortized	$ 48,125
Exercise Price	$ 0.052		$ 0.25
Stock price on date of grant	$ 0.024		$ .05
Expected Dividend Yield	$ 0		$ 0
Expected Volatilty	11340.00%		25150.00%
Risk Free Interest Rate for Notes	179.00%		128.00%
Risk Free Interest Rate for Warrants			$ 2.01
Term for notes payable	1 year		6 months
Term for Warrants			5 years
Derivative Liability recorded as debt discount	$ 156,000		$ 82,518
Change in Derivative Liability			(45,166)
Balance of Derivative Liability			$ 37,352
Valuation 3
Note Due Date	Oct. 22, 2018
Interest Rate	12.00%
Debt Discount Amortized	$ 57,750
Exercise Price	$ 0.037
Stock price on date of grant	$ 0.079
Expected Dividend Yield	$ 0
Expected Volatilty	11340000.00%
Risk Free Interest Rate for Notes	179.00%
Term for notes payable	9 months
Derivative Liability recorded as debt discount	$ 165,000
Financing Fees	52,600
Deferred Financing Costs Amortized	$ 16,897